UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
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Check here if Amendment [x]; Amendment Number:      1
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This Amendment (Check only one.):     [x] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Harber Asset Management, LLC
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          237 Park Ave
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          Suite 900
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          New York, NY 10017
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Form 13F File Number:  28-    12251
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harold W. Berry III
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Title:    Managing Member
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Phone:    (212) 808-7430
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Signature, Place, and Date of Signing:

  /s/ Harold W. Berry III          New York, NY         February 14, 2013
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      [Signature]                 [City, State]              [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1
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Form 13F Information Table Entry Total:          55
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Form 13F Information Table Value Total:       $84,176
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                                             (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number      Name

     1       28-06273                  Graham Partners, L.P.

                                                       FORM 13F INFORMATION TABLE

                          TITLE OF                       VALUE     SHARES     SH/  PUT/     INVESTMENT       OTHER
     NAME OF ISSUER        CLASS         CUSIP         (x1000)     HELD       PRN  CALL     DISCRETION      MANAGERS   SHARED   NONE
ABM INDS INC                COM        000957100        1,746      87,510      SH         Shared-Defined       1          87,510
ACTIVE NETWORK INC          COM        00506D100          737     150,000      SH         Shared-Defined       1         150,000
Activision Blizzard INC     COM        00507V109        3,090     291,000      SH         Shared-Defined       1         291,000
ALLOT COMMUNICATIONS LTD    SHS        M0854Q105          456      25,570      SH         Shared-Defined       1          25,570
AVAGO Technologies LTD      SHS        Y0486S104        1,529      48,300      SH         Shared-Defined       1          48,300
Avnet Inc                   COM        053807103          976      31,900      SH         Shared-Defined       1          31,900
Canadian Nat Res LTD        COM        136385101        1,812      62,780      SH         Shared-Defined       1          62,780
Checkpoint SOFTWARE TECH LT ORD        M22465 10 4      2,106      44,216      SH         Shared-Defined       1          44,216
CISCO SYS INC               COM        17275R102        2,311     117,609      SH         Shared-Defined       1         117,609
CITRIX SYS INC              COM        177376100        1,109      16,900      SH         Shared-Defined       1          16,900
Constant Contact Inc.       COM        210313102        3,103     218,340      SH         Shared-Defined       1         218,340
Corning Inc                 COM        219350105        4,861     385,215      SH         Shared-Defined       1         385,215
DIRECTV                     COM        25490A309        1,060      21,125      SH         Shared-Defined       1          21,125
Electronic Arts Inc         COM        285512109        1,235      85,045      SH         Shared-Defined       1          85,045
E M C CORP MASS             COM        268648102        2,618     103,485      SH         Shared-Defined       1         103,485
Enernoc Inc                 COM        292764107          280      23,875      SH         Shared-Defined       1          23,875
Entegris Inc                COM        29362U104        2,975     324,050      SH         Shared-Defined       1         324,050
ENVIVIO INC                 COM        29413T106          571     335,783      SH         Shared-Defined       1         335,783
ERICSSON                    ADR B SEK
                            10         294821608          930      92,045      SH         Shared-Defined       1          92,045
EXFO INC                    SUB VTG
                            SHS        302046107          412      77,200      SH         Shared-Defined       1          77,200
Gardner Denver INC          COM        365558105          835      12,190      SH         Shared-Defined       1          12,190
GOOGLE INC                  CL A       38259P508        3,763       5,320      SH         Shared-Defined       1           5,320
HARMONIC INC                COM        413160102        1,286     253,654      SH         Shared-Defined       1         253,654
INGLES MKTS INC             CL A       457030104        1,813     105,030      SH         Shared-Defined       1         105,030
INPHI CORP                  COM        45772F107        1,395     145,640      SH         Shared-Defined       1         145,640
INVENSENSE INC              COM        46123D205          750      67,500      SH         Shared-Defined       1          67,500
Ituran Location And
Control                     SHS        M6158M 104       1,013      74,670      SH         Shared-Defined       1          74,670
Jabil Circuit INC           COM        466313103        2,647     137,225      SH         Shared-Defined       1         137,225
KMG CHEMICALS INC           COM        482564101          985      56,079      SH         Shared-Defined       1          56,079
Lam Research Corp           COM        512807108        3,423      94,743      SH         Shared-Defined       1          94,743
LIVEPERSON INC              COM        538146101          526      40,000      SH         Shared-Defined       1          40,000
Mac-gray Corp               COM        554153106          745      59,364      SH         Shared-Defined       1          59,364
MELLANOX
TECHNOLOGIES LTD            SHS        M51363113          635      10,700      SH         Shared-Defined       1          10,700
Microsoft Corp              COM        594918104        2,152      80,570      SH         Shared-Defined       1          80,570
Moneygram INTL INC          COM NEW    60935Y208        3,676     276,580      SH         Shared-Defined       1         276,580
NQ MOBILE INC               ADR REPSTG
                            CL A       64118U108          661     109,400      SH         Shared-Defined       1         109,400
NVIDIA CORP                 COM        67066G104          995      81,170      SH         Shared-Defined       1          81,170
Orbotech Ltd                ORD        M75253100        4,772     563,370      SH         Shared-Defined       1         563,370
Pc-Tel Inc                  COM        69325Q105          360      50,055      SH         Shared-Defined       1          50,055
Pegasystems Inc             COM        705573103        1,502      66,240      SH         Shared-Defined       1          66,240
Performant FINL CORP        COM        71377E105          761      75,350      SH         Shared-Defined       1          75,350
PULSE ELECTRONICS           Note
CORP                        7.000%12/1 74586WAA4          689   1,000,000      SH         Shared-Defined       1       1,000,000
QUALCOMM Inc                COM        747525103        2,579      41,690      SH         Shared-Defined       1          41,690
Riverbed
Technology INC              COM        768573107          399      20,250      SH         Shared-Defined       1          20,250
Shoretel Inc                COM        825211105          956     225,418      SH         Shared-Defined       1         225,418
Silicon Image Inc           COM        82705T102        1,074     216,580      SH         Shared-Defined       1         216,580
TE CONNECTIVITY LTD         REG SHS    H84989104          835      22,500      SH         Shared-Defined       1          22,500
TIVO INC                    COM        888706108          419      34,000      SH         Shared-Defined       1          34,000
Tyson Foods Inc             CL A       902494103        2,614     134,750      SH         Shared-Defined       1         134,750
UBIQUITI NETWORKS INC       COM        90347A100          775      63,800      SH         Shared-Defined       1          63,800
UNI PIXEL INC               COM NEW    904572203          862      63,000      SH         Shared-Defined       1          63,000
VERISIGN INC                SDCV 3.250%
                            8/1        92343ead4        1,823      46,960      SH         Shared-Defined       1          46,960
Vishay Intertechnology Inc  COM        928298108        1,578     148,431      SH         Shared-Defined       1         148,431
VOLTERRA SEMICONDUCTOR
CORP                        COM        928708106          515      30,000      SH         Shared-Defined       1          30,000
Westell Technologies Inc    CL A       957541105          446     241,135      SH         Shared-Defined       1         241,135